Financing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Financing Activities (Tables) [Abstract]
AEP Common Stock
		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2008	426,321,248	20,249,992
Issued	72,012,017	-
Treasury Stock Acquired	-	28,866
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592

Long-term Debt
Long-term Debt

	Weighted
	Average
	Interest
	Rate at			Outstanding at
	December 31,	Interest Rate Ranges at December 31,		December 31,
Type of Debt and Maturity	2011	2011	2010	2011	2010
				(in millions)
Senior Unsecured Notes
2011-2040	5.85%	0.955%-8.13%	0.702%-8.13%	$11,737	$11,669

Pollution Control Bonds (a)
2011-2038 (b)	3.57%	0.06%-6.30%	0.29%-6.30%	2,112	2,263

Notes Payable (c)
2011-2026	4.77%	2.029%-8.03%	2.07%-8.03%	402	396

Securitization Bonds
2013-2020	5.36%	4.98%-6.25%	4.98%-6.25%	1,688	1,847

Junior Subordinated Debentures (d)
2063	8.75%	8.75%	8.75%	315	315

Spent Nuclear Fuel Obligation (e)				265	265

Other Long-term Debt
2011-2059	6.07%	3.00%-13.718%	1.3125%-13.718%	29	91

Fair Value of Interest Rate Hedges				7	6
Unamortized Discount, Net				(39)	(41)
Total Long-term Debt Outstanding				16,516	16,811
Long-term Debt Due Within One Year				1,433	1,309
Long-term Debt				$15,083	$15,502

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on our balance sheets.

(c)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)       Debentures will mature on March 1, 2063, subject to extensions to no later than March 1, 2068, and are callable at par any time on or after March 1, 2013.

(e)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

Long-term Debt 5-Year Maturity
						After
	2012	2013	2014	2015	2016	2016	Total
	(in millions)
Principal Amount	$1,433	$1,383	$1,074	$1,496	$712	$10,457	$16,555
Unamortized Discount, Net							(39)
Total Long-term Debt Outstanding							$16,516

Lines of Credit and Short-term Debt
	December 31,
	2011		2010
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$666	0.27%	$690	0.31%
Commercial Paper	967	0.51%	650	0.52%
Line of Credit – Sabine (c)	17	1.79%	6	2.15%
Total Short-term Debt	$1,650		$1,346

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Comparative Accounts Receivable Information

	Years Ended December 31,
	2011		2010		2009
	(dollars in millions)
Proceeds from Sale of Accounts Receivable	$	NA	$	NA	$7,043
Loss on Sale of Accounts Receivable		NA		NA	3
Average Variable Discount Rate on Sale of
Accounts Receivable		NA		NA	0.57%
Effective Interest Rates on Securitization of
Accounts Receivable		0.27%		0.31%	NA
Net Uncollectible Accounts Receivable Written Off		37		22	28

NA Not Applicable

Customer Accounts Receivable Managed Portfolio
	December 31,
	2011	2010
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$902	$923
Total Principal Outstanding	666	690
Delinquent Securitized Accounts Receivable	38	50
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	18	26
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	370	354